Restricted cash and Investments Held in Trust - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Investments held in trust, reserves	$ 33.6	$ 20.0